Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment of long-lived assets	$ 0.0	$ 0.0	$ 0.0
Minimum
Useful life	3 years
Maximum
Useful life	5 years
Internal-use software
Useful life	3 years